Consolidated Statements of Stockholders' Equity (Deficit) (USD $)		Total		Common Stock [Member]		Additional Paid-in Capital [Member]	Stock Subscription Receivable [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Jul. 12, 2001		$ 0		$ 0	[1]	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jul. 12, 2001	[1]			0
Issuance of stock for cash		60,000		320	[1]	59,680	0	0	0
Issuance of stock for cash (in shares)	[1]			320,000
Issuance of stock for services		376,875		2,010	[1]	374,865	0	0	0
Issuance of stock for services (in shares)	[1]			2,010,000
Net loss		(474,399)		0	[1]	0	0	(474,399)	0
Balance at Dec. 31, 2001		(37,524)		2,330	[1]	434,545	0	(474,399)	0
Balance (in shares) at Dec. 31, 2001	[1]			2,330,000
Issuance of stock for cash		375,000		1,050	[1]	373,950	0	0	0
Issuance of stock for cash (in shares)	[1]			1,050,000
Net loss		(416,491)		0	[1]	0	0	(416,491)	0
Balance at Dec. 31, 2002		(79,015)		3,380	[1]	808,495	0	(890,890)	0
Balance (in shares) at Dec. 31, 2002	[1]			3,380,000
Issuance of stock for cash		275,000		550	[1]	274,450	0	0	0
Issuance of stock for cash (in shares)	[1]			550,000
Issuance of stock for services		20,000		40	[1]	19,960	0	0	0
Issuance of stock for services (in shares)	[1]			40,000
Stock-based compensation expense		2,590		0	[1]	2,590	0	0	0
Net loss		(420,431)		0	[1]	0	0	(420,431)	0
Balance at Dec. 31, 2003		(201,856)		3,970	[1]	1,105,495	0	(1,311,321)	0
Balance (in shares) at Dec. 31, 2003	[1]			3,970,000
Issuance of stock for cash		275,000		550	[1]	274,450	0	0	0
Issuance of stock for cash (in shares)	[1]			550,000
Stock-based compensation expense		5,181		0	[1]	5,181	0	0	0
Net loss		(459,474)		0	[1]	0	0	(459,474)	0
Balance at Dec. 31, 2004		(381,149)		4,520	[1]	1,385,126	0	(1,770,795)	0
Balance (in shares) at Dec. 31, 2004	[1]			4,520,000
Issuance of stock for cash		517,000		1,034	[1]	515,966	0	0	0
Issuance of stock for cash (in shares)	[1]			1,034,000
Issuance of stock for services		66,000		83	[1]	65,917	0	0	0
Issuance of stock for services (in shares)	[1]			82,500
Stock-based compensation expense		44,711		0	[1]	44,711	0	0	0
Net loss		(1,034,429)		0	[1]	0	0	(1,034,429)	0
Balance at Dec. 31, 2005		(787,867)		5,637	[1]	2,011,720	0	(2,805,224)	0
Balance (in shares) at Dec. 31, 2005	[1]			5,636,500
Issuance of stock for cash		2,933,000		3,191	[1]	2,929,809	0	0	0
Issuance of stock for cash (in shares)	[1]			3,191,000
Subscribed stock		(25,000)		0	[1]	0	(25,000)	0	0
Stock-based compensation expense		26,851		0	[1]	26,851	0	0	0
Net loss		(1,336,317)		0	[1]	0	0	(1,336,317)	0
Balance at Dec. 31, 2006		810,667		8,828	[1]	4,968,380	(25,000)	(4,141,541)	0
Balance (in shares) at Dec. 31, 2006	[1]			8,827,500
Issuance of stock for cash		2,520,937		2,028	[1]	2,518,909	0	0	0
Issuance of stock for cash (in shares)	[1]			2,027,990
Issuance of stock for accrued interest on convertible debt		135,458		169	[1]	135,289	0	0	0
Issuance of stock for accrued interest on convertible debt (in shares)	[1]			169,332
Stock-based compensation expense		91,446		0	[1]	91,446	0	0	0
Stock warrants exercised		250		25	[1]	225	0	0	0
Stock warrants exercised (in shares)				25,000
Net loss		(2,854,072)		0	[1]	0	0	(2,854,072)	0
Balance at Dec. 31, 2007		704,686		11,050	[1]	7,714,249	(25,000)	(6,995,613)	0
Balance (in shares) at Dec. 31, 2007	[1]			11,049,822
Issuance of stock for cash		3,198,751		2,137	[1]	3,196,614	0	0	0
Issuance of stock for cash (in shares)	[1]			2,136,671
Subscribed stock		(20,000)		0	[1]	0	(20,000)	0	0
Issuance of stock for services		6,251		4	[1]	6,247	0	0	0
Issuance of stock for services (in shares)	[1]			4,167
Stock-based compensation expense		113,262		0	[1]	113,262	0	0	0
Net loss		(4,037,075)		0	[1]	0	0	(4,037,075)	0
Balance at Dec. 31, 2008		(34,125)		13,191	[1]	11,030,372	(45,000)	(11,032,688)	0
Balance (in shares) at Dec. 31, 2008	[1]			13,190,660
Issuance of stock for cash		2,717,450		1,823	[1]	2,715,627	0	0	0
Issuance of stock for cash (in shares)	[1]			1,823,338
Subscribed stock		20,000		0	[1]	0	20,000	0	0
Issuance of stock for accrued interest on convertible debt		67,562		45	[1]	67,517	0	0	0
Issuance of stock for accrued interest on convertible debt (in shares)	[1]			45,042
Issuance of stock for services		30,006		20	[1]	29,986	0	0	0
Issuance of stock for services (in shares)	[1]			20,000
Stock-based compensation expense		332,941		0	[1]	332,941	0	0	0
Net loss		(5,329,737)		0	[1]	0	0	(5,329,737)	0
Foreign currency translation adjustment		(1,450)		0	[1]	0	0	0	(1,450)
Balance at Dec. 31, 2009		(2,197,353)		15,079	[1]	14,176,443	(25,000)	(16,362,425)	(1,450)
Balance (in shares) at Dec. 31, 2009	[1]			15,079,040
Issuance of stock for cash		5,325,614		3,553	[1]	5,322,061	0	0	0
Issuance of stock for cash (in shares)	[1]			3,553,334
Subscribed stock		(430,000)		0	[1]	(25,000)	(405,000)	0	0
Issuance of stock for services		30,006		20	[1]	29,986	0	0	0
Issuance of stock for services (in shares)	[1]			20,004
Stock-based compensation expense		295,573		0	[1]	295,573	0	0	0
Stock warrants issued as part of convertible debentures		124,227		0		124,227	0	0	0
Net loss		(9,583,662)		0	[1]	0	0	(9,583,662)	0
Foreign currency translation adjustment		(2,348)		0	[1]	0	0	0	(2,348)
Balance at Dec. 31, 2010		(6,437,943)		18,652	[1]	19,923,290	(430,000)	(25,946,087)	(3,798)
Balance (in shares) at Dec. 31, 2010	[1]			18,652,378
Issuance of stock for cash prior to Reverse Merger		818,500		546	[1]	817,954	0	0	0
Issuance of stock for cash prior to Reverse Merger (in shares)	[1]			545,667
Subscribed stock prior to Reverse Merger		430,000		0	[1]	0	430,000	0	0
Stock warrants issued in connection with convertible debentures		852,995		0	[1]	852,995	0	0	0
Issuance of stock for cash		1,722,000		102	[1]	1,721,898	0	0	0
Issuance of stock for cash (in shares)	[1]			1,021,333
Issuance of stock upon conversion of convertible debentures (in shares)	[1]			5,808,787
Change in Par Value upon completion of Reverse Merger		0		(22,506)	[1]	22,506	0	0	0
Stock issued upon conversion of convertible debentures		1,550,000		103	[1]	1,549,897	0	0	0
Stock issued upon conversion of convertible debentures (in shares)	[1]			1,033,333
Stock-based compensation expense		351,990		0	[1]	351,990	0	0	0
Stock warrants issued as part of convertible debentures		7,687,391		5,809	[1]	7,681,582	0	0	0
Net loss		(11,497,332)		0	[1]	0	0	(11,497,332)	0
Foreign currency translation adjustment		18,617		0	[1]	0	0	0	18,617
Balance at Dec. 31, 2011		(4,503,782)		2,706	[1]	32,922,112	0	(37,443,419)	14,819
Balance (in shares) at Dec. 31, 2011	[1]			27,061,498
Issuance of stock for cash		5,332,765		442	[1]	5,332,323	0	0	0
Issuance of stock for cash (in shares)	[1]			4,417,500
Issuance of stock for placement agent		0		12	[1]	(12)	0	0	0
Issuance of stock for placement agent (in shares)	[1]			124,871
Stock-based compensation expense		345,662		0	[1]	345,662	0	0	0
Stock warrants issued as part of convertible debentures		68,250		0	[1]	68,250	0	0	0
Stock options and warrants exercised		405,755		28	[1]	405,727	0	0	0
Stock options and warrants exercised (in shares)	[1]			275,378
Net loss		(9,531,259)		0	[1]	0	0	(9,531,259)	0
Foreign currency translation adjustment		(21,222)		0	[1]	0	0	0	(21,222)
Balance at Dec. 31, 2012		(7,903,831)		3,188	[1]	39,074,062	0	(46,974,678)	(6,403)
Balance (in shares) at Dec. 31, 2012	[1]			31,879,247
Issuance of stock for cash		4,830,775		1,027		4,829,748		0	0
Issuance of stock for cash (in shares)				10,266,900
Issuance of stock upon conversion of convertible debentures		3,331,600		666		3,330,934		0	0
Issuance of stock upon conversion of convertible debentures (in shares)		6,663,199	[2]	6,663,199
Issuance of stock for services		100,000		20		99,980		0	0
Issuance of stock for services (in shares)				200,000
Issuance of stock under anti-dilution provision		0		53		(53)		0	0
Issuance of stock under anti-dilution provision (in shares)				527,500
Stock-based compensation expense		238,495		0		238,495		0	0
Stock warrants issued as part of convertible debentures		23,950		0		23,950		0	0
Net loss		(7,916,882)		0		0		(7,916,882)	0
Foreign currency translation adjustment		6,487		0		0		0	6,487
Balance at Sep. 30, 2013		$ (7,289,406)		$ 4,954		$ 47,597,116		$ (54,891,560)	$ 84
Balance (in shares) at Sep. 30, 2013				49,536,846

[1]	Prior to September 2, 2011, the Company's Par Value was $.001.
[2]	Shares issued upon conversion of convertible debentures